RELATED PARTIES - TRANSACTIONS AND BALANCES (Narrative) (Details)	1 Months Ended		12 Months Ended
	Jan. 17, 2019 USD ($)	Mar. 27, 2017 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of transactions between related parties [line items]
Options granted to purchase ordinary shares | shares			143,000	1,944,670	214,630
Exercise price				$ 6.39	$ 3.63
Mr. Luke Beshar [Member]
Disclosure of transactions between related parties [line items]
Monthly fee		$ 21,500
Dr. Graceau [Member]
Disclosure of transactions between related parties [line items]
Monthly fee	$ 4,000	$ 6,500